Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical)	12 Months Ended
	Dec. 31, 2014 contract	Dec. 31, 2013 contract
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	5 years
Contracts	772
Investment settlement date	Mar. 01, 2015
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years
Contracts	62
Investment settlement date	Mar. 01, 2015
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term		5 years
Contracts		(610)
Investment settlement date		Mar. 01, 2014
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term		10 years
Contracts		(108)
Investment settlement date		Mar. 01, 2014